Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Changes in the Year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries, joint ventures and associates
Investments In Subsidiaries Joint Ventures And Associates At The Beginning	€ 765	€ 879	€ 4,509
Changes In Associates Entities And Joint Ventures Abstract
Acquisitions and capital increases	868	456	464
Disposals and capital reductions	(8)	(91)	(32)
Transfers and changes of consolidation method	0	(351)	(3,850)
Share of profit and loss	3	25	174
Exchange Differences	(29)	(34)	(250)
Dividends, valuation adjustments and others	(12)	(118)	(136)
Investments In Subsidiaries Joint Ventures And Associates At The End	1,588	€ 765	€ 879
Commitments In Relation To Joint Ventures	€ 357
Percentage of company shares received	6.41%
Capital increase in Metrovacesa, S.A. for compensation credits	€ 159